Net interest income	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Net Interest Income Explanatory
Note 3

Net interest income
For the quarter ended Year-to-date
USD m 30.6.22 31.3.22 30.6.21 30.6.22 30.6.21
Interest income from loans and deposits
1
1,887 1,661 1,613 3,548 3,198
Interest income from securities financing transactions
2
209 118 126 327 261
Interest income from other financial instruments measured

at amortized cost
118 72 68 191 141
Interest income from debt instruments measured at fair value through other comprehensive income
6 41 16 47 51
Interest income from derivative instruments designated as cash flow hedges

160 253 284 413 553
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
2,381 2,145 2,107 4,526 4,205
Interest expense on loans and deposits
3
618 429 415 1,046 854
Interest expense on securities financing transactions
4
288 224 293 512 551
Interest expense on debt issued 176 135 126 311 263
Interest expense on lease liabilities 21 22 25 43 51
Total interest expense from financial instruments measured at amortized cost 1,103 809 860 1,912 1,719
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income 1,278 1,336 1,247 2,614 2,486
Net interest income from financial instruments measured at fair value through profit or loss 356 410 359 766 710
Total net interest income 1,634 1,746 1,607 3,380 3,196
1 Consists of interest income from cash

and balances at central banks,

loans and advances to banks

and customers, and cash collateral

receivables on derivative instruments, as

well as negative interest on amounts
due to banks,

customer deposits,

and cash collateral

payables on derivative

instruments.

2 Includes interest

income on receivables

from securities financing

transactions and negative

interest, including fees,

on
payables from securities financing transactions.

3 Consists of interest

expense on amounts due to banks,

cash collateral payables on derivative

instruments, customer deposits,

and funding from UBS Group AG,

as
well as negative interest on cash

and balances at central banks, loans and advances to banks, and cash collateral receivables on derivative instruments.

4 Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions.